First Investors Life Insurance Company
110 Wall Street

New York, NY 10005

October 21, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	First Investors Life Level Premium Variable Life Insurance (Separate Account B) (“Registrant”) File Nos. 002-98410 and 811-04328

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Act”), that:

(1)

The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 32 to Registrant’s Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

(2)	The text of Post-Effective Amendment No. 32 was filed electronically with the Commission.

Should you have any questions regarding this letter, please do not hesitate to call me at (212)
858-8265.

Very truly yours,
/s/Joanne McIntosh Joanne McIntosh Senior Counsel